Basic and Diluted Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of earnings per share
The following table summarizes the potential shares of common stock that were excluded from diluted net loss per share, because the effect of including these potential shares was antidilutive:
	September 30,
	2013	2012
Convertible notes payable	3,735,044	1,175,953
Warrants	10,221,036	314,285